UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1998

Check here if Amendment [x]; Amendment Number: Form 13F-HR/A
 This Amendment (Check only one.):[x] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008


Form 13F File Number: 28-05069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484

Signature, Place, and Date of Signing:
William D. Johnston  Kalamazoo, Michigan  November 5, 1999


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


*Additional Information
This is an initial filing of Form 13F for Greenleaf Asset Management, Inc.

		    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:    3,368,291

Form 13F Information Table Value Total:  $130,993,000



List of Other Included Managers:

NONE
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FORM 13F INFORMATION TABLE
					                                 VALUE	  SHARES/	SH/  PUT/  INVSTMT	OTHER	VOTING AUTHORITY
ISSUER              CLASS  	CUSIP	   (X$1000)	PRN AMT	PRN  CALL  DSCRETN	MANAGERSSOLE	SHARED	NONE

Alcoa, Inc	         COM	   	13817101   250    	 3350 SH  SOLE None   3350
Allied Signal	      COM    	19512102   403		    9100	SH		SOLE	None			9100
American Home Prods COM	   	26609107   226 		   4000 SH		SOLE	None			4000
American Express Co COM	   	25816109   483 	   	4710	SH		SOLE	None			4700
Bank One Corp.	     COM	   	6423A103   624 	  	12230	SH		SOLE	None			12230
Bell Atlantic 	     COM	   	77853109   492 	   	9110	SH		SOLE	None			9110
Bellsouth Corp.	    COM	   	79860102   636 	  	12745	SH		SOLE	None			12745
Biomet, Inc.	       COM	   	90613100   451 	  	11200	SH		SOLE	None			11200
Bristol Myers SquibbCOM	   	110122108  1,329   	9935	SH		SOLE	None			9935
Campbell Soup Co.   COM	   	134429109  484 	   	8800	SH		SOLE	None			8800
Coca Cola Co.	      COM	   	191216100  378 	   	5648	SH		SOLE	None			5648
Cisco Sys Inc.	     COM	   	17275R102  812 	   	8750 SH 	SOLE	None			8750
Daimlerchrysler AG  ORD	   	D1668R123  413 	   	4298	SH		SOLE	None			4298
Disney Walt Co	     COM	   	254687106  389     12950 SH  SOLE None   12950
Dell Computer Corp  COM     247025109  659 	   	9000	SH		SOLE	None			9000
Duke Realty Invt    COM     264411505  456     19610 SH  SOLE None   19610
Eastman Kodak Co    COM NEW	277461109  320 	    4450	SH 	SOLE	None			4450
First Un Corp	      COM	   	337358105  225  	  	3700 SH		SOLE	None			3700
Ford Mtr Co Del	    COM	   	345370100  401      6829 SH  SOLE NONE   6829
Federal Natl Mtg    COM	   	313586109  622      8400 SH  SOLE NONE   8400
General Elec Co.    COM		   369604103 1,479    14498 SH  SOLE NONE   14498
GTE Corp	           COM		   362320103  275      4225 SH  SOLE NONE   4225
Heinz H J Co	       COM 	   423074103  756     13350 SH  SOLE NONE   13350
Huntington BancshareCOM		   446150104  212      7044 SH  SOLE NONE   7044
Intel Corp	         COM		   458140100  640      5400 SH  SOLE NONE   5400
Johnson & Johnson   COM		   478160104  514 	   	6131 SH  SOLE NONE   6131
McCormick & Co. Inc.COM		   579780206  453     13400 SH  SOLE NONE   13400
McDonalds Corp.    	COM    	580135101 8,231    10700 SH  SOLE NONE   10700
MCI Worldcom Inc.   COM	   	55268B106  201      2800 SH  SOLE NONE    2800
Merck & Co. Inc.    COM	   	589331107  947      6420 SH  SOLE NONE    6420
Miller Herman Inc.  COM	   	600544100  427     15900 SH  SOLE NONE   15900
Minnesota Mng & Mfg COM	   	604059105  359      5050 SH  SOLE NONE   5050
Morgan JP & Co Inc. COM		   616880100  462      4400 SH  SOLE NONE   4400
National City Corp  COM     635405103 1,869    25776 SH  SOLE NONE   25776
Oracle Corp	        COM		   68389X105  944     21900 SH  SOLE NONE   21900
Pharmacia & Upjohn  COM		   716941109 7,119   125718 SH  SOLE NONE   125718
Procter & Gamble Co COM		   742718109  370      4050 SH  SOLE NONE   4050
Schering Plough CorpCOM	   	806605101 1,414    25600 SH  SOLE NONE   25600
Sara Lee Corp       COM     803111103  615     21804 SH  SOLE NONE   21804
SBC Communications  COM		   78387G103  200 	   	3738	SH		SOLE	None			3738
Softech Inc.        COM     834021107 2,878  1227948 SH  SOLE NONE   2327896
Sun Microsystems IncCOM		   866810104  805      9400 SH  SOLE NONE   9400
Stryker Corp.	      COM	   	863667101 87,614 1591177 SH  SOLE NONE   1591177
Warner Lambert Co.  COM	   	934488107  1,038   13800 SH  SOLE NONE   13800
Waste Mgmt Inc. DEL COM	   	94106L109  237      5084 SH  SOLE NONE   5084
Exxon Corp.	        COM	   	302290101  600      8200 SH  SOLE NONE   8200
2002 Target Term Tr COM	   	90210103   281     19625 SH  SOLE NONE   19625
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